REVENUE - Disclosure of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue [Abstract]
Copper contained in concentrate	$ 331,584	$ 321,082
Molybdenum concentrate	18,842	31,161
Silver	3,502	3,674
Price adjustments on settlement receivables	11,570	(419)
Total gross revenue	365,498	355,498
Less: Treatment and refining costs	(22,231)	(26,335)
Total revenue	$ 343,267	$ 329,163